FAIR VALUE MEASUREMENTS (Schedule of Significant Observable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Impaired Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	$ 1,024	$ 746
Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	1.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	15.00%
Real Estate Owned [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 235
Significant Unobservable Input Value	20.00%